Business Combination	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Business Combination
Business Combination

2. Business Combination

Acquisition of SAWAN’s share

On May 6, 2021, the Company acquired control of SAWAN CO. LTD. (“SAWAN”) by purchasing all outstanding shares for cash consideration of ¥140,697 thousand. As a result, “Ruam Ruam”, which is a luxury relaxation salon brand held by SAWAN, has become part of the Company’s directly-operated salons. The acquisition was accounted for by the acquisition method. Acquisition related costs of ¥12,000 thousand were recognized as expenses when incurred, which is included in “selling, general and administrative expenses” in the condensed consolidated statements of loss.

The allocation of the purchase price was based on preliminary estimates of the fair value of assets acquired and liabilities assumed as of the acquisition date. The fair value of the identified intangible assets is still open as of June 30, 2021, as the Company is continuing to obtain information and coordinate with the third-party specialist to complete its valuation of identified intangible assets.

The estimated fair values of the assets acquired and liabilities assumed at the acquisition date were as follows:

Thousands of Yen
Fair value of
assets/liabilities
Cash and cash equivalents	¥7,824
Accounts receivable, net	18,228
Inventories	2,898
Prepaid expenses and other current assets	14,989
Property and equipment - net	50,673
Goodwill	218,138
Right-of-use asset-operating lease, net	153,269
Other long-term assets	57,323
Total assets acquired	523,342
Accounts payable	(3,531)
Accrued expenses	(97,279)
Advances received	(73,353)
Other current liabilities	(21,995)
Lease liability	(151,197)
Asset retirement obligation	(25,060)
Other liabilities	(10,230)
Total liabilities assumed	(382,645)
Net assets assumed	140,697
Fair value of the consideration transferred	¥140,697

The goodwill recorded primarily relates to the sales growth potential of the relaxation salons held by SAWAN. Almost all of the goodwill is expected to be nondeductible for income tax purposes.

The amount of revenue and earnings from the acquisition included in the Company’s results of operations for the six months ended June 30, 2021 was ¥73,706 thousand and ¥4,483 thousand, respectively.

Acquisition of relaxation salons

For the six months ended June 30, 2021, the Company acquired 18 relaxation salons from a third-party company and franchise owners for total consideration of ¥167,970 thousand. The acquisitions with purchase agreements were accounted for by the acquisition method. Acquisition related costs were recognized as expenses when incurred, which were immaterial in amount. The results of operations, and assets and liabilities, of these relaxation salons were included in the condensed consolidated financial statements from the date of acquisition.

The purchase price was preliminarily allocated to property and equipment of ¥38,479 thousand, asset retirement obligations of ¥35,883 thousand and goodwill of ¥166,388 thousand. The allocation of the purchase price was based on preliminary estimates of the fair value of assets acquired and liabilities assumed as of the acquisition date. The fair value of the identified intangible assets is still open as of June 30, 2021, as the Company is continuing to obtain information and coordinate with the third-party specialist to complete the valuation of identified intangible assets.

The goodwill recorded primarily relates to the sales growth potential of the relaxation salons acquired and is expected to be deductible for income tax purposes.

For some relaxation salons acquired, the Company recognized the excess of the fair value of the net assets assumed over the fair value of the consideration transferred as a gain from bargain purchases of ¥1,014 thousand for the six months ended June 30, 2021, which is separately presented in the condensed consolidated statements of loss. In the case of the bargain purchase gain, the seller of franchisee wanted to cease their franchise business and reached out to the Company to sell the franchise. Most of the time, the franchisee wants to sell because the studio is not generating profit or for other financial reasons.

The amount of revenue and (loss) earnings from the acquired relaxation salons included in the Company’s results of operations for the six months ended June 30, 2021 was ¥80,215 thousand and ¥(10,354) thousand, respectively .

2.  Business Combination

Acquisition of relaxation salons

During 2020 and 2019, the Company acquired 16 relaxation salons and 17 relaxation salons for cash consideration of ¥86,916 thousand and ¥23,813 thousand, respectively. The cash consideration paid in these transactions is included within "Acquisition of businesses - net of cash acquired" in the investing activities, "Payment of installment payables related to business acquisitions" in the financing activities and "Payables related to acquisition of businesses included in accrued expenses" in the non-cash investing and financing activities sections of the consolidated statements of cash flows. The acquisitions were accounted for by the acquisition method. Acquisition related costs were recognized as expenses when incurred, which were immaterial in amount. The results of operations, and assets and liabilities, of these relaxation salons were included in the consolidated financial statements from the date of acquisition. The purchase price allocation was based on the estimated fair values of the assets acquired and liabilities assumed, as of the acquisition date.

The estimated fair values of the assets acquired and liabilities assumed at the acquisition date were as follows:

	Thousands of Yen
	Fair value of assets/liabilities
	2020	2019
Property and equipment - net	¥51,005	¥27,567
Goodwill	72,438	22,156
Intangible assets	12,690	6,519
Total assets acquired	136,133	56,242
Asset retirement obligation	(49,217)	(25,942)
Total liabilities assumed		(49,217)	(25,942)
Net assets assumed		86,916	30,300
Fair value of the consideration transferred		86,916	23,813
Gain from bargain purchases	¥	―	¥6,487

The goodwill recorded primarily relates to the sales growth potential of the relaxation salon locations acquired and is expected to be deductible for income tax purposes. Intangible assets in the table above consist of reacquired franchise rights, fair values of which were estimated using the relief from royalty method with Level 3 unobservable inputs. In order to develop these Level 3 fair value measurements, the Company used 1.2% - 2.5% of royalty rate and 11.3% - 14.0% of discount rate as significant unobservable inputs. The amount of reacquired franchise rights was ¥12,690 thousand and ¥6,519 thousand in 2020 and 2019 respectively. Reacquired franchise rights are subject to amortization, amortized over an estimated useful life of approximately three years.

For some relaxation salons acquired, the Company recognized the excess of the fair value of the net assets assumed over the fair value of the consideration transferred as a gain from bargain purchases of nil and ¥6,487 thousand in 2020 and 2019 respectively, which is separately presented in the consolidated statements of (loss) income.

The amount of revenue from the acquired relaxation salons included in the Company's results of operations for the years ended December 31, 2020 and 2019 was ¥375,148 thousand and ¥799,788 thousand, respectively. The amount of (loss) earnings from the acquired relaxation salons included in the Company's results of operations for the years ended December 31, 2020 and 2019 was ¥(26,595) thousand and ¥107,145 thousand, respectively. Disclosure of pro forma information is omitted as the information is not easily available.